UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                 August 11, 2006
------------------------        -------------------         --------------------
                                |X|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                       Name


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


                               TITLE OF                               SHARES/  SH/ PUT/  INVSTMT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER              CLASS          CUSIP        VALUE     PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE  SHARED  NONE
-----------------------        --------      ---------    --------    -------  --- ----  ------- ----------  ----  ------  ----
3M Company                        COM        88579y101         254       3150   SH         Sole                3150
American International Group I    COM        026874107       50548     856022   SH         Sole              713022       143000
American Power Conversion         COM        029066107       46470    2384281   SH         Sole             1949281       435000
Ametek, Inc.                      COM        031100100         232       4900   SH         Sole                4900
BP PLC - ADR                      COM        055622104         405       5824   SH         Sole                5824
Bank of America Corp.             COM        060505104       49349    1025972   SH         Sole              855972       170000
Bank of New York                  COM        064057102       44150    1371115   SH         Sole             1110115       261000
Bellsouth Corp.                   COM        079860102         209       5779   SH         Sole                5779
Belvedere Resources, Ltd.         COM        080903107           7      10000   SH         Sole               10000
Biomet                            COM        090613100         490      15650   SH         Sole               15650
Boston Scientific                 COM        101137107       31180    1851565   SH         Sole             1481565       370000
CVS Corp.                         COM        126650100         264       8600   SH         Sole                8600
Chevron Corp.                     COM        166764100       34801     560758   SH         Sole              460758       100000
China Direct Trading Corp.        COM        16938E102           4      48775   SH         Sole               48775
Chubb Corp.                       COM        171232101         221       4428   SH         Sole                4428
Cisco Systems Inc                 COM        17275R102       22176    1135460   SH         Sole              945460       190000
Citigroup                         COM        172967101       51839    1074393   SH         Sole              878393       196000
Coca Cola                         COM        191216100        1105      25681   SH         Sole               25681
Comcast Corp - CL A               COM        200300101         233       7122   SH         Sole                7122
Comcast Corp. - Special Class     COM        20030N200       53108    1620134   SH         Sole             1313134       307000
Dollar General                    COM        256669102       33131    2369895   SH         Sole             1859895       510000
Enviornmental Energy Service      COM        29406q101           1      10000   SH         Sole               10000
Exxon Mobil Corporation           COM        30231g102       14079     229491   SH         Sole              229491
First Data Corp.                  COM        319963104       19993     443885   SH         Sole              343885       100000
First Place Financial Corp.       COM        33610t109         576      25034   SH         Sole               25034
Freddie Mac                       COM        313400301       13644     239327   SH         Sole              199327        40000
Gap Inc.                          COM        364760108       45970    2641945   SH         Sole             2151945       490000
General Electric Co.              COM        369604103       53944    1636639   SH         Sole             1346639       290000
Goldman Sachs Group, Inc.         COM        38141G104         204       1356   SH         Sole                1356
Intel Corporation                 COM        458140100       39236    2065057   SH         Sole             1693057       372000
International Business Machine    COM        459200101         210       2736   SH         Sole                2736
J. P. Morgan Chase & Co.          COM        46625H100       43782    1042433   SH         Sole              832433       210000
Johnson & Johnson                 COM        478160104       13966     233071   SH         Sole              188071        45000
Marsh & McLennan Cos Inc          COM        571748102       42561    1582769   SH         Sole             1306769       276000
MedImmune Inc                     COM        584699102       51359    1895175   SH         Sole             1543175       352000
Merck & Co., Inc.                 COM        589331107         668      18347   SH         Sole               18347
Merrill Lynch & Co.               COM        590188108       36966     531429   SH         Sole              434129        97300
Microsoft Corporation             COM        594918104       49566    2127282   SH         Sole             1748282       379000
Morgan Stanley                    COM        617446448       56270     890207   SH         Sole              720207       170000
Novellus Systems                  COM        670008101       47530    1924291   SH         Sole             1604991       319300
Pfizer, Inc.                      COM        717081103       48078    2048502   SH         Sole             1699502       349000
Ross Stores Inc.                  COM        778296103       41756    1488620   SH         Sole             1196620       292000
Royal Dutch Shell PLC ADR - A     COM        780259206         348       5200   SH         Sole                5200
Sky Financial Group Inc.          COM        83080p103         387      16392   SH         Sole               16392
Symbol Technologies, Inc.         COM        871508107       49999    4633837   SH         Sole             3909837       724000
Tidewater Inc.                    COM        886423102       37341     758972   SH         Sole              621972       137000
Time Warner Inc                   COM        887317105       54655    3159252   SH         Sole             2569252       590000
Triangle MultiMedia Inc.          COM        895891109           0    1000000   SH         Sole             1000000
Tyco International LTD.           COM        902124106       46120    1677101   SH         Sole             1347101       330000
Verizon Communications            COM        92343v104         493      14714   SH         Sole               14714
Vishay Intertechnology            COM        928298108       51694    3286310   SH         Sole             2686310       600000
Wachovia Corp.                    COM        929903102         539       9975   SH         Sole                9975
Wal-Mart Stores, Inc.             COM        931142103       51848    1076354   SH         Sole              870354       206000
Wells Fargo Company               COM        949746101         295       4395   SH         Sole                4395
Wyeth                             COM        983024100       44656    1005546   SH         Sole              802546       203000
E-Kong Group Ltd.                            G2952Q109           1      12500   SH         Sole               12500
Prism Support Hldgs LLC                      3030551             0     250000   SH         Sole              250000
OceanBoy Farms Inc.                          674990528           0     124995   SH         Sole              124995
REPORT SUMMARY                            58 DATA RECORDS  1378911   52502643                              43249043      9253600
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